Variable Interest Entities (Information about Consolidated VIEs) (Detail) - JPY (¥) ¥ in Millions		Dec. 31, 2021	Mar. 31, 2021
Variable Interest Entity [Line Items]
Total assets		¥ 14,091,160	¥ 13,563,082
Total Liabilities		10,846,395	10,459,938
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		680,461	714,540
Total Liabilities		464,042	458,182
Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	893,159	913,307
Total Liabilities	[1]	475,297	466,633
Assets which are pledged as collateral	[2]	680,461	714,540
Commitments	[3]	93,676	65,041
Liquidating Customer Assets | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	0	0
Total Liabilities	[1]	0	0
Assets which are pledged as collateral	[2]	0	0
Commitments	[3]	0	0
Acquisition Of Real Estate And Real Estate Development Projects For Customers | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	1,971	1,996
Total Liabilities	[1]	0	0
Assets which are pledged as collateral	[2]	0	0
Commitments	[3]	0	0
Acquisition of real estate for the Company and its subsidiaries' real estate-related business | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	61,885	63,935
Total Liabilities	[1]	13,169	12,977
Assets which are pledged as collateral	[2]	16,339	17,923
Commitments	[3]	0	3,720
Corporate Rehabilitation Support Business | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	213	431
Total Liabilities	[1]	5	158
Assets which are pledged as collateral	[2]	0	0
Commitments	[3]	0	0
Investment in securities | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	115,353	104,364
Total Liabilities	[1]	402	316
Assets which are pledged as collateral	[2]	0	35
Commitments	[3]	50,453	25,299
Securitizing Financial Assets | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	223,498	266,662
Total Liabilities	[1]	162,429	158,620
Assets which are pledged as collateral	[2]	223,498	266,662
Commitments	[3]	0	828
Securitization Of Loans Receivable Originated By Third Parties | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	522	511
Total Liabilities	[1]	1,029	992
Assets which are pledged as collateral	[2]	522	511
Commitments	[3]	0	0
Power Generation Projects | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	305,810	304,064
Total Liabilities	[1]	223,642	226,224
Assets which are pledged as collateral	[2]	286,297	285,149
Commitments	[3]	43,223	35,194
Other VIEs | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	183,907	171,344
Total Liabilities	[1]	74,621	67,346
Assets which are pledged as collateral	[2]	153,805	144,260
Commitments	[3]	¥ 0	¥ 0

[1]	The assets of most VIEs are used only to repay the liabilities of the VIEs, and the creditors of the liabilities of most VIEs have no recourse to other assets of the Company and its subsidiaries.
[2]	The assets are pledged as collateral by VIE for financing of the VIE.
[3]	This item represents remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.